Description of Business and Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Feb. 10, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 04, 2022
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 3,700,000
Short-term investment		2,800,000
Accumulated deficit		95,400,000
Net loss		37,200,000
Cash flows from operating activities		$ 36,800,000
Percentage of accounts receivable		10.00%	10.00%
Percentage of total revenue		10.00%
Number of vendors		2
Percentage of total accounts payable		27.00%
Commission expense		$ 24,000	$ 31,000
Product warrant term		1 year
Advertising costs		$ 196,000,000	197,000,000
Money market funds		932,000,000	7,190,000,000
Short-term investment		$ 2,836,000,000	$ 32,058,000,000
Subsequent Event [Member]
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Cash proceeds	$ 47,700,000,000
Borrowed loan	$ 10,000,000,000
Interest rate				10.75%
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, estimated useful lives		3
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, estimated useful lives		7